Average Annual Total Returns{- Fidelity® Stock Selector Large Cap Value Fund} - 01.31 Fidelity Stock Selector Large Cap Value Fund AMCIZ PRO-16 - Fidelity® Stock Selector Large Cap Value Fund	Fidelity Stock Selector Large Cap Value Fund-Class A Return Before Taxes Past 1 year	Fidelity Stock Selector Large Cap Value Fund-Class A Return Before Taxes Past 5 years	Fidelity Stock Selector Large Cap Value Fund-Class A Return Before Taxes Past 10 years	Fidelity Stock Selector Large Cap Value Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Stock Selector Large Cap Value Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Stock Selector Large Cap Value Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Stock Selector Large Cap Value Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Stock Selector Large Cap Value Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Stock Selector Large Cap Value Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Stock Selector Large Cap Value Fund-Class M Return Before Taxes Past 1 year	Fidelity Stock Selector Large Cap Value Fund-Class M Return Before Taxes Past 5 years	Fidelity Stock Selector Large Cap Value Fund-Class M Return Before Taxes Past 10 years	Fidelity Stock Selector Large Cap Value Fund-Class C Return Before Taxes Past 1 year	Fidelity Stock Selector Large Cap Value Fund-Class C Return Before Taxes Past 5 years	Fidelity Stock Selector Large Cap Value Fund-Class C Return Before Taxes Past 10 years	Fidelity Stock Selector Large Cap Value Fund - Class I Return Before Taxes Past 1 year	Fidelity Stock Selector Large Cap Value Fund - Class I Return Before Taxes Past 5 years	Fidelity Stock Selector Large Cap Value Fund - Class I Return Before Taxes Past 10 years	Fidelity Stock Selector Large Cap Value Fund-Class Z Return Before Taxes Past 1 year	Fidelity Stock Selector Large Cap Value Fund-Class Z Return Before Taxes Past 10 years	Fidelity Stock Selector Large Cap Value Fund-Class Z Return Before Taxes Since Inception		Fidelity Stock Selector Large Cap Value Fund-Class Z Return Before Taxes Inception Date	RS005 Past 1 year	RS005 Past 5 years	RS005 Past 10 years
Total	18.05%	9.09%	11.48%	16.74%	8.29%	10.93%	11.33%	7.01%	9.43%	20.55%	9.29%	11.40%	23.26%	9.49%	11.41%	25.68%	10.70%	12.45%	25.81%		10.95%	[1]	Feb. 01, 2017	25.16%	11.16%	12.97%

[1]	(a)Since inception February 1, 2017.